Condensed Interim Consolidated Statements of Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Warrants [Member]	Contributed Surplus [Member]	Fair Value of the conversion option [Member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Total
Balance as at January 1, 2025 at Dec. 31, 2024	$ 54,994,088	$ 761,495	$ 6,731,440	$ 41,846	$ (1,148,311)	$ (72,797,613)	$ (11,417,055)
Balance at beginning (in shares) at Dec. 31, 2024	195,647						195,647
IfrsStatementLineItems [Line Items]
Issue of share capital (Note 13)	$ 975,500						$ 975,500
Issue of shares capital, Shares	38,333
Net loss for the period						(5,319,261)	(5,319,261)
Foreign exchange in translation of foreign operations					488,459		488,459
Issue of warrants	(101,250)	101,250
Convertible debenture (Note 12A)				(150,571)			(150,571)
Debenture conversion in share capital (Notes 12A)	$ 950,571						950,571
Debenture conversion in share capital, Shares	13,333
Employee shared-based compensation - warrants		(691,924)					(691,924)
Balance as at June 30, 2025 at Jun. 30, 2025	$ 56,818,909	170,821	6,731,440	(108,725)	(659,852)	(78,116,874)	(15,164,281)
Balance at ending (in shares) at Jun. 30, 2025	247,313
Balance as at January 1, 2025 at Dec. 31, 2025	$ 86,606,375	6,465,936	7,559,538		(801,802)	(94,233,661)	$ 5,596,386
Balance at beginning (in shares) at Dec. 31, 2025	13,069,567						13,069,567
IfrsStatementLineItems [Line Items]
Issue of share capital (Note 13)	$ 47,796						$ 47,796
Issue of shares capital, Shares	15,149
Net loss for the period						(4,625,938)	(4,625,938)
Foreign exchange in translation of foreign operations					(803,318)		(803,318)
Issue of warrants		4,804					4,804
Balance as at June 30, 2025 at Jun. 30, 2026	$ 86,654,171	$ 6,470,740	$ 7,559,538		$ (1,605,120)	$ (98,859,599)	$ 219,730
Balance at ending (in shares) at Jun. 30, 2026	13,084,716						13,084,716